Equity (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Equity
Share capital	€ 4,005	€ 4,005
Retained earnings	23,455	22,750
Cumulative currency translation differences	7,564	6,530
Perpetual subordinated bonds	5,000	5,000
Legal reserve	959	959
Reserve for treasury shares	2,937	958
Reserve for OCI on cash flow hedging derivatives net of the tax effect	(342)	(896)
Reserve for OCI on defined benefit plans net of tax effect	(58)	(117)
Reserve for OCI on equity-accounted investments	46	54
Reserve for OCI on other investments valued at fair value	53	141
Other reserves	190	190
Treasury shares	(2,937)	(958)
Net profit (loss) for the year	13,887	5,821
Equity attributable to equity holders of Eni	€ 54,759	€ 44,437